STOCKHOLDERS EQUITY (Tables)	6 Months Ended
Sep. 30, 2015
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Market value of stock on purchase date	$0.075	to	$0.142
Risk-free interest rate	26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2

Schedule of Stockholders Equity [Table Text Block]
Common stock	$414,036
Warrant	367,164
Total proceeds	$781,200